Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Detailed information of Intangible assets and Goodwill
As of December 31, 2020 and 2019, Intangible assets and Goodwill consisted of the following:

($ in thousands)	Customer Relation- ships	Trade Names	Permit Application Costs	Licenses	Other Intangibles (a)	Goodwill	Total
Cost
Balance at January 1, 2019	$5,429	$—	$2,389	$18,047	$1,833	$51,146	$78,844

Additions	—	—	4,453	—	—	13	4,466
Additions from acquisitions	1,500	—	—	65,400	300	86,560	153,760

Balance at December 31, 2019	$6,929	$—	$6,842	$83,447	$2,133	$137,719	$237,070
Additions	—	—	1,886	—	2,722	—	4,608
Additions from acquisitions	52,200	41,800	—	5,900	2,865	320,552	423,317
Foreign exchange	—	—	—	—	—	4	4
Measurement period adjustments	11,400	(2,100)	—	—	(111)	(6,414)	2,775

Balance at December 31, 2020	$70,529	$39,700	$8,728	$89,347	$7,609	$451,861	$667,774

Accumulated amortization
Balance at January 1, 2019	$(130)	$—	$(1,866)	$—	$(238)	$—	$(2,234)

Amortization	(728)	—	(1,399)	—	(784)	—	(2,911)

Balance at December 31, 2019	$(858)	$—	$(3,265)	$—	$(1,022)	$—	$(5,145)
Amortization	(4,271)	(3,970)	(3,853)	—	(3,156)	—	(15,250)

Balance at December 31, 2020	$(5,129)	$(3,970)	$(7,118)	$—	$(4,178)	$—	$(20,395)

Net book value

December 31, 2019	$6,071	$—	$3,577	$83,447	$1,111	$137,719	$231,925

December 31, 2020	$65,400	$35,730	$1,610	$89,347	$3,431	$451,861	$647,379

(a) Other Intangibles includes market-related intangibles,
non-compete
agreements and internally developed software.